Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 90,025	$ 88,567	$ 125,503	$ 133,600	$ 118,485	$ 104,375	$ 147,995	$ 125,033	$ 437,695	$ 495,888	$ 416,223
Gross profit (loss)	(1,569)	(11,798)	12,616	20,799	9,250	(912)	28,950	28,177	20,048	65,465	46,836
Income (loss) from continuing operations	(11,088)	(36,421)	(2,874)	4,237	(2,717)	(9,157)	8,110	8,851	(46,146)	5,087	35,600
Income from discontinued operations, including taxes	3,020	2,658	3,291	2,412	3,374	5,380	3,003	2,790	11,381	14,547	19,362
Net income (loss)	(8,068)	(33,763)	417	6,649	657	(3,777)	11,113	11,641	(34,765)	19,634	54,962
Net income (loss) attributable to common stockholders	$ (11,041)	$ (33,763)	$ 417	$ 6,349	$ 657	$ (3,777)	$ 11,113	$ 11,341	$ (38,038)	$ 19,334	$ 54,662
Basic:
Income (loss) from continuing operations	$ (0.61)	$ (1.60)	$ (0.13)	$ 0.17	$ (0.12)	$ (0.41)	$ 0.36	$ 0.38	$ (2.17)	$ 0.21	$ 1.57
Income from discontinued operations, including taxes	0.13	0.12	0.15	0.11	0.15	0.24	0.13	0.12	0.50	0.65	0.86
Net income (loss)	(0.48)	(1.48)	0.02	0.28	0.03	(0.17)	0.49	0.50	(1.67)	0.86	2.43
Diluted:
Income (loss) from continuing operations	(0.61)	(1.60)	(0.13)	0.17	(0.12)	(0.41)	0.34	0.37	(2.17)	0.21	1.51
Income from discontinued operations, including taxes	0.13	0.12	0.15	0.11	0.15	0.24	0.13	0.12	0.50	0.64	0.82
Net income (loss)	$ (0.48)	$ (1.48)	$ 0.02	$ 0.28	$ 0.03	$ (0.17)	$ 0.47	$ 0.49	$ (1.67)	$ 0.85	$ 2.33